Capital Lease Obligations - Schedule of Capital Leased Assets (Details) - Machinery and Equipment - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Manufacturing equipment	$ 13,705	$ 7,984
Less: Accumulated amortization	(4,346)	(1,885)
Total	$ 9,359	$ 6,099